Goodwill and Other Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Intangible Assets	$ 8,100,000	$ 3,800,000	$ 2,600,000
Weighted Average Remaining Amortization Period	9 years 4 months 24 days	6 years 8 months 12 days
Objet Ltd [Member]
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	1,341,000,000
Goodwill	797,063,000
Solidscape, Inc [Member]
Goodwill	24,616,000	24,600,000
Business Acquisition, Cost of Acquired Entity, Cash Paid		$ 39,100,000